SCHEDULE OF RECOGNIZED AMOUNTS RELATED TO REVENUE (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Revenue [abstract]
Concentrate revenue from contracts with customers	[1]	$ 9,451	$ 9,518	$ 28,736	$ 16,049
Provisional pricing adjustments on concentrate sales	[1]	(300)	339	(87)	(440)
Revenue from toll milling services					496
Total revenue		$ 9,151	$ 9,857	$ 28,649	$ 16,105

[1]	Refer to Note 18 of the Q1 2021 Condensed Consolidated Financial Statements. The 2020 quarterly information was revised for the reclassification of foreign exchange differences on provisionally priced sales. The revision for the three and nine months ended September 30, 2020, are an increase in revenue of $190 and a decrease in revenue of $1,068, respectively.